Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Statements of Comprehensive Loss - Parent Company [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net loss	$ (206,483)	$ (33,625)	$ (57,540)
Foreign currency translation adjustment	(655)	16,622	(3,965)
Total comprehensive loss attributable to Microvast Holdings, Inc.	$ (207,138)	$ (17,003)	$ (61,505)